Trace W. Rakestraw
State Street
1 Iron Street CCB 1102
Boston, MA 02210
Tel +1 617 662 1501
Fax +1 617 369 0205
TWRakestraw@StateStreet.com

December 4, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)
           Securities Act File No. 033-97598;
           Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Statement of Additional Information for the iShares
FactorSelect MSCI Emerging ETF, dated December 4, 2015, does not differ from that contained in
Post-Effective Amendment No. 454 to the Company’s Registration Statement on Form N-1A, filed electronically on December 4, 2015.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr &
Gallagher LLP at (202) 303-1124 or me at (617) 662-1501.

Yours truly,

/s/ Trace W. Rakestraw
Trace W. Rakestraw
Assistant Secretary

cc:  Benjamin J. Haskin, Esq.